Long-Term Investments - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Schedule Of Equity Method Investments [Line Items]
(Loss)/gain from equity method investments	¥ (10,084)	$ (1,420)	¥ 6,453	¥ (4,886)
Impairment loss for its equity method investments	61		500	¥ 5,000
Gain (loss) on equity securities fair value	1,948		¥ (391)
Long-term Investments
Schedule Of Equity Method Investments [Line Items]
Investment commitment	¥ 0